Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Effective Income Tax Rate, Continuing Operations	36.40%	38.00%	36.40%	39.30%	35.31%	24.40%	39.43%
Revaluation of Net Unrealized Built In Losses				$ 691
Income Taxes Receivable					7,675	18,774
Deferred Tax Assets, Federal NOL Carryforwards, Domestic					73,240	74,679
Deferred Tax Assets, State NOL Carryforwards					7,683	7,072
Deferred Tax Assets, Net of Valuation Allowance					3,904	3,893
Deferred Tax Assets, Other Comprehensive Loss					62,469
Unrecognized Tax Benefits that Would Impact Effective Tax Rate					1,170	346	346
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit					1,400
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued					$ 785	$ 860